Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2024
Inventories, Net [Abstract]
Schedule of Components of Inventories	The components of inventories were as follows:
	As of June 30,
	2024	2023
	$	$
Raw materials	2,983,737	4,167,531
Work in progress	663,644	518,352
Finished goods	1,331,848	1,606,296
Total inventories, gross	4,979,229	6,292,179
Inventories impairment	(1,263,735)	(732,897)
Total inventories, net	3,715,494	5,559,282

Schedule of Inventories Impairment Consists	Inventories impairment consists of the following:
	For the years ended June 30,
	2024	2023	2022
	$	$	$
Beginning balance	(732,897)	(655,783)	(613,831)
Addition	(564,020)	(133,218)	(71,143)
Write-offs	27,596	-	(4,470)
Foreign currency exchange effect	5,586	56,104	33,661
Ending balance	(1,263,735)	(732,897)	(655,783)